RIGHT OF USE ASSETS (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Right of use Assets Beginning Balance	$ 4,451,385	$ 3,169,655
Additions During the Year	0	2,227,188
Depreciation for the year	(694,730)	(782,847)
Impairment of right of use assets	(1,416,691)	(183,693)
Foreign Exchange Translation	55,085	21,082
Right of use Assets ending Balance	$ 2,395,049	$ 4,451,385